Expense Example - AMG GW&K Global Allocation Fund	May 01, 2021 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 108
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	642
Expense Example, with Redemption, 10 Years	1,432
Class Z
Expense Example:
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	507
Expense Example, with Redemption, 10 Years	1,143
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	$ 1,259